Note 2 - Investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes Tables
Available-for-sale Securities [Table Text Block]
	March 31, 2017
	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Available for sale:	(Unaudited)
Fixed maturities:
US Treasury securities	$315,229	$-	$(12,646)	$302,583
Corporate bonds	4,417,718	71,032	(36,034)	4,452,716
Municipal bonds	3,624,678	62,399	(30,087)	3,656,990
Mortgage backed and asset backed securities	3,276,332	39,488	(39,653)	3,276,167
Total fixed maturities	11,633,957	172,919	(118,420)	11,688,456
Equities:
Equities	4,962,881	257,651	(85,109)	5,135,423
Other equity investments	296,226	38,949	(3,492)	331,683
Total equities	5,259,107	296,600	(88,601)	5,467,106
Total available for sale	$16,893,064	$469,519	$(207,021)	$17,155,562
	December 31, 2016
	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Available for sale:
Fixed maturities:
US Treasury securities	$314,992	$-	$(15,830)	$299,162
Corporate bonds	3,828,418	62,712	(45,234)	3,845,896
Municipal bonds	2,841,137	46,883	(38,191)	2,849,829
Mortgage backed and asset backed securities	3,333,617	36,870	(45,300)	3,325,187
Total fixed maturities	10,318,164	146,465	(144,555)	10,320,074
Equities:
Equities	4,723,024	350,981	(131,757)	4,942,248
Other equity investments	182,929	23,046	(4,719)	201,256
Total equities	4,905,953	374,027	(136,476)	5,143,504
Total available for sale	$15,224,117	$520,492	$(281,031)	$15,463,578

	December 31, 2016
	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Available for sale:
Fixed maturities:
US Treasury securities	$314,992	$-	$(15,830)	$299,162
Corporate bonds	3,828,418	62,712	(45,234)	3,845,896
Municipal bonds	2,841,137	46,883	(38,191)	2,849,829
Mortgage backed and asset backed securities	3,333,617	36,870	(45,300)	3,325,187
Total fixed maturities	10,318,164	146,465	(144,555)	10,320,074
Equities:
Equities	4,723,024	350,981	(131,757)	4,942,248
Other equity investments	182,929	23,046	(4,719)	201,256
Total equities	4,905,953	374,027	(136,476)	5,143,504
Total available for sale	$15,224,117	$520,492	$(281,031)	$15,463,578
	December 31, 2015
	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Available for sale:
Fixed maturities:
US Treasury securities	$461,132	$-	$(34,816)	$426,316
Corporate bonds	3,039,539	15,715	(143,701)	2,911,553
Municipal bonds	1,726,098	28,634	(10,595)	1,744,137
Mortgage backed and asset backed securities	3,083,390	19,554	(53,831)	3,049,113
Total fixed maturities	8,310,159	63,903	(242,943)	8,131,119
Equities:
Equities	3,387,927	219,883	(177,756)	3,430,054
Other equity investments	137,778	36,436	-	174,214
Total equities	3,525,705	256,319	(177,756)	3,604,268
Total available for sale	$11,835,864	$320,222	$(420,699)	$11,735,387

Investments Classified by Contractual Maturity Date [Table Text Block]
	As of March 31, 2017
	Amortized Cost	Fair Value
Amounts maturing in:	(unaudited)
One year or less	$49,951	$49,929
After one year through five years	1,718,157	1,714,094
After five years through ten years	1,646,453	1,647,786
More than 10 years	4,943,064	5,000,480
Mortgage backed and asset backed securities	3,276,332	3,276,167
	$11,633,957	$11,688,456

	As of December 31, 2016		As of December 31, 2015
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Amounts maturing in:
One year or less	$49,915	$49,931	$50,105	$50,127
After one year through five years	1,819,437	1,809,470	1,046,934	1,040,747
After five years through ten years	1,646,576	1,643,823	1,664,103	1,592,766
More than 10 years	3,468,619	3,491,663	2,465,627	2,398,366
Mortgage backed and asset backed securities	3,333,617	3,325,187	3,083,389	3,049,113
	$10,318,164	$10,320,074	$8,310,158	$8,131,119

Realized Gain (Loss) on Investments [Table Text Block]
	Quarter Ended March 31,
	(unaudited)
	2017	2016
Gross gains	$192,405	$10,838
Gross losses	-	-
Net security gains	$192,405	$10,838

	Years Ended December 31,

	2016	2015
Gross gains	$122,192	$90,602
Gross losses	(21,814)	(92,126)
Net security (losses) gains	$100,378	$(1,524)

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Table Text Block]
	Less than 12 months		Greater than 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
March 31, 2017
Available for sale:	(unaudited)
Fixed maturities:
US Treasury securities	$302,583	$(12,646)	$-	$-	$302,583	$(12,646)
Corporate bonds	2,057,429	(35,288)	49,157	(746)	2,106,586	(36,034)
Municipal bonds	1,219,109	(30,087)	-	-	1,219,109	(30,087)
Mortgage backed and asset backed securities	1,564,225	(37,381)	116,700	(2,272)	1,680,925	(39,653)
Total fixed maturities	5,143,346	(115,402)	165,857	(3,018)	5,309,203	(118,420)
Equities:
Equities	1,648,897	(23,309)	1,074,560	(61,800)	2,723,457	(85,109)
Other equity investments	109,804	(3,492)	-	-	109,804	(3,492)
Total equities	1,758,701	(26,801)	1,074,560	(61,800)	2,833,261	(88,601)
Total available for sale	$6,902,047	$(142,203)	$1,240,417	$(64,818)	$8,142,464	$(207,021)
	Less than 12 months		Greater than 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
December 31, 2016
Available for sale:
Fixed maturities:
US Treasury securities	$299,162	$(15,830)	$-	$-	$299,162	$(15,830)
Corporate bonds	1,897,000	(42,994)	196,399	(2,240)	2,093,399	(45,234)
Municipal bonds	1,296,688	(38,191)	-	-	1,296,688	(38,191)
Mortgage backed and asset backed securities	1,700,173	(39,264)	134,090	(6,036)	1,834,263	(45,300)
Total fixed maturities	5,193,023	(136,279)	330,489	(8,276)	5,523,512	(144,555)
Equities:
Equities	1,007,860	(59,357)	1,063,959	(72,400)	2,071,819	(131,757)
Other equity investments	52,840	(4,719)	-	-	52,840	(4,719)
Total equities	1,060,700	(64,076)	1,063,959	(72,400)	2,124,659	(136,476)
Total available for sale	$6,253,723	$(200,355)	$1,394,448	$(80,676)	$7,648,171	$(281,031)

	Less than 12 months		Greater than 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
December 31, 2016
Available for sale:
Fixed maturities:
US Treasury securities	$299,162	$(15,830)	$-	$-	$299,162	$(15,830)
Corporate bonds	1,897,000	(42,994)	196,399	(2,240)	2,093,399	(45,234)
Municipal bonds	1,296,688	(38,191)	-	-	1,296,688	(38,191)
Mortgage backed and asset backed securities	1,700,173	(39,264)	134,090	(6,036)	1,834,263	(45,300)
Total fixed maturities	5,193,023	(136,279)	330,489	(8,276)	5,523,512	(144,555)
Equities:
Equities	1,007,860	(59,357)	1,063,959	(72,400)	2,071,819	(131,757)
Other equity investments	52,840	(4,719)	-	-	52,840	(4,719)
Total equities	1,060,700	(64,076)	1,063,959	(72,400)	2,124,659	(136,476)
Total available for sale	$6,253,723	$(200,355)	$1,394,448	$(80,676)	$7,648,171	$(281,031)
	Less than 12 months		Greater than 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
December 31, 2015
Available for sale:
Fixed maturities:
US Treasury securities	$197,719	$(1,351)	$228,597	$(33,465)	$426,316	$(34,816)
Corporate bonds	2,141,253	(143,701)	-	-	2,141,253	(143,701)
Municipal bonds	675,885	(10,595)	-	-	675,885	(10,595)
Mortgage backed and asset backed securities	1,943,017	(39,189)	438,173	(14,642)	2,381,190	(53,831)
Total fixed maturities	4,957,874	(194,836)	666,770	(48,107)	5,624,644	(242,943)
Equities:
Equities	1,036,877	(75,352)	820,370	(102,404)	1,857,247	(177,756)
Total equities	1,036,877	(75,352)	820,370	(102,404)	1,857,247	(177,756)
Total available for sale	$5,994,751	$(270,188)	$1,487,140	$(150,511)	$7,481,891	$(420,699)